Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 18 - Commitments and contingencies

The management is not currently aware of any threatened or pending litigation or legal matters, which would have a significant effect on the Company's consolidated financial statements as of December 31, 2013 and 2012.

Our contractual obligations primarily consist of operating lease obligations and capital commitments. The following table sets forth a breakdown of our contractual obligations as of December 31, 2013, and their maturity profile:

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$5,000	$1,000	$4,000	$-	$-
Short-term loans	6,734	6,734	-	-	-
Operating lease obligations
- Honesty Group (2)	309	96	142	71	-
- Other	929	558	371	-	-
Total	$12,972	$8,388	$4,513	$71	$-

(1)	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2013, SGOCO International had not injected capital to SGOCO Shenzhen. SGOCO International is required to pay $1,000,000 and the remaining $4,000,000 within 3 months and within two years, respectively, of the date of issuance of the subsidiary's business license according to PRC registration capital management rules. SGOCO International is in the process of arranging to pay the initial capital of $1,000,000.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1 to 7 years from July 1, 2011.